LONG-TERM DEBT AND FINANCING (Details) $ in Thousands, $ in Millions			9 Months Ended	12 Months Ended
		Sep. 28, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Borrowings:
Debt				$ 782,003			$ 518,768
Less: Current portion				(253,485)			(3,535)
Total non-current portion of non-current borrowings				528,518			515,233
Filter Group
Borrowings:
Debt							$ 5,500
Interest rate						8.99%	8.99%
Senior secured credit facility
Borrowings:
Debt				236,389			$ 232,619
Less: Debt issue costs (a)			$ (4,273)	$ (1,644)
Notional amount							$ 335,000
Borrowings, maturity			December 31, 2023	December 2020
Interest rate						5.25%	5.25%
Filter Group financing | Filter Group
Borrowings:
Debt	[1]			$ 9,690			$ 5,485
Borrowings, maturity	[1]		October 25, 2023
7.0% $13M subordinated notes
Borrowings:
Debt		$ 15,000					13,393
Less: Debt issue costs (a)		$ (2,000)	$ (1,934) [2]
Notional amount						$ 13.0	$ 13,000
Borrowings, maturity			September 27, 2026
Interest rate		7.00%				7.00%	7.00%
10.25 % term loan
Borrowings:
Debt						$ 205.9	$ 273,478	[3]
Less: Debt issue costs (a)			$ (7,100)
Borrowings, maturity	[3]		March 31, 2024
Interest rate						10.25%	10.25%
8.75% loan
Borrowings:
Debt				280,535	[4]	$ 207.0
Interest rate						8.75%	8.75%
6.75% $100M convertible debentures
Borrowings:
Debt		$ 100,000		90,187	[5]
Notional amount	[5]						$ 100,000
Interest rate	[5]					6.75%	6.75%
6.75% $160M convertible debentures
Borrowings:
Debt		$ 160,000		153,995	[6]
Notional amount	[6]						$ 160,000
Interest rate	[6]					6.75%	6.75%
6.5% convertible bonds
Borrowings:
Debt				$ 12,851	[7]		$ 9,200
Interest rate	[7]					6.50%	6.50%

[1]	Filter Group has a $5.5 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.
[2]	As part of the Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“7.0% $13M subordinated notes”) to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% subordinated notes bear an annual interest rate of 7.0% payable in-kind semi-annually on March 15 and September 15. The balance at December 31, 2020 includes an accrual of $0.2 million for capitalized interest payable on the notes. A $2.0 million fee related to the issuance of the notes was capitalized at inception to be amortized over the term of the agreement. The 7.0% $13M subordinated notes had a principal amount of $15 million as at September 28, 2020, which was reduced to $13.2 million through a tender offer for no consideration, on October 19, 2020.
[3]	As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% term loan”) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. The balance at December 31, 2020 includes an accrual of $7.1 million for capitalized interest payable on the notes. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The 5.0% prepayment penalty is amortized as finance costs over the term of the agreement.
[4]	As part of the Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The loan had US$207.0 million outstanding plus accrued interest.
[5]	As part of the Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with it’s pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[6]	As part of the Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.
[7]	As part of the Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest.